Discontinued Operations	9 Months Ended
Sep. 30, 2017
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
13.	DISCONTINUED OPERATIONS

On March 1, 2017, the Company entered into a Stock Purchase Agreement (the “Agreement”), to be effective January 1, 2017, for the sale of Tempus Jets, Inc. The following table shows the components of assets and liabilities that are classified as discontinued operations in the Company’s consolidated balance sheet as per September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Current assets of discontinued operations	$5,223	$65
Noncurrent assets of discontinued operations	$0	$501,711
Current liabilities of discontinued operations	$2,799	$569,937
Net assets of discontinued operations	$2,424	$(68,161)

Summarized operating results related to these entities are included in discontinued operations in the accompanying consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2017 and 2016.

	Nine months ended		Three months ended
	September 30		September 30
	2017	2016	2017	2016
Revenue	-	$1,256,881	-	$668,150
Gross profit	-	(960,075)	-	(279,179)
Selling, general and administrative expenses	-	(261,998)	-	(111,250)
Depreciation and amortization	-	(1,472)	-	(770)
Net loss from discontinued operations	-	$(1,223,545)	-	$(391,199)